Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 54,794	$ 46,381
Share-based compensation	3,561	2,902
Personnel expenses	$ 58,355	$ 49,283